Segment reporting	12 Months Ended
Oct. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The consolidated financial information presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance. The information review by CODM for decision making purposes aligns with the information provided above in the statements of loss and comprehensive loss, financial position, and cash flows. The Corporation’s CODM is its Chief Executive Officer.
During the twelve months ended October 31, 2022, the Company operated in Canada and the United States. The Company also began investing in future operations in Europe. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Germany	Other	Total
Revenues
Year ended October 31, 2022	$4.1	$9.3	$—	$—	$13.4
Year ended October 31, 2021	3.0	4.3	—	—	7.3
Year ended October 31, 2020	0.8	—	—	—	0.8

Non-current assets
As at October 31, 2022	26.8	161.4	10.7	2.5	201.4
As at October 31, 2021	15.5	37.9	—	—	53.4
As at October 31, 2020	$3.4	$6.1	$—	$—	$9.5

Revenue is attributed to each geographical location based on location of sale.
The Company does not currently have active operations in any other geographical regions.